Income Taxes - Deferred Income Tax Asset and Liabilities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Deductible loss and credit carryforwards [Line Items]
Organizational costs and net operating loss	$ 333,614		$ 1,390,500
Total deferred tax asset	333,614		1,390,500
Valuation allowance	(333,614)		$ (1,390,500)
Wilco Holdco Inc
Deductible loss and credit carryforwards [Line Items]
Accrued liabilities	14,423	$ 7,085
Provision for bad debt	16,472	20,472
Operating lease liabilities	75,141
Acquisition and transaction costs	4,262	4,813
Net operating losses	54,655	52,613
Interest expense	21,903	26,132
Other deferred tax assets	4,205	5,424
Total deferred tax asset	191,061	116,539
Valuation allowance	(22,581)	(23,562)
Deferred tax asset, net of allowance	168,480	92,977
Goodwill	36,374	28,942
Trade name/trademark	179,503	181,447
Operating lease right-of-use assets	63,531
Depreciation	24,188	14,387
Other deferred tax liabilities	3,431	4,981
Total gross deferred income tax liabilities	307,027	229,757
Net deferred income tax liabilities	$ 138,547	$ 136,780